Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
On September 22, 2017, the Board adopted and Exicure’s stockholders approved the Exicure, Inc. 2017 Equity Incentive Plan (the “2017 Plan”), which is expected to become effective on or about November 15, 2017. The 2017 Plan provides for the issuance of incentive awards of up to 5,842,525 shares of Exicure common stock, which includes 2,158,708 shares of Exicure common stock to be issued to officers, employees, consultants and directors, plus a number of shares not to exceed 3,683,817 that are subject to issued and outstanding awards under the Exicure OpCo 2015 Equity Incentive Plan (the “2015 Plan”) and were assumed in the Merger. Awards that may be awarded under the 2017 Plan include non-qualified and incentive stock options, stock appreciation rights, bonus shares, restricted stock, restricted stock units, performance units and cash-based awards. The 2017 Plan also provides that the number of shares reserved for issuance thereunder will be increased annually on the first day of each year beginning in 2020 by the least of 4,600,000 shares, five percent (5%) of the shares of Exicure common stock outstanding on the last day of the immediately preceding year, or a lesser number of shares as determined by the Company’s compensation committee. No future awards will be made under the 2015 Plan upon the effectiveness of the 2017 Plan. The aggregate number of common stock options available for grant under the 2017 Plan was 2,158,708 as of September 30, 2017.
On October 6, 2015, the Exicure OpCo board of directors adopted the 2015 Plan, subject to approval by the Company’s stockholders. Such stockholders approval was received on October 13, 2015. The 2015 Plan replaced the 2014 Plan and all outstanding options as of October 13, 2015 became subject to the terms of the 2015 Plan. Prior to October 6, 2015, the Company had granted common unit options to employees, directors, and consultants under the terms of the Equity Incentive Plan which was adopted on September 1, 2011 and subsequently amended and restated on June 13, 2014 (the “2014 Plan”). In connection with the corporate conversion (see Note 1), each outstanding common unit option became an option to purchase one share of Exicure OpCo common stock.
The common stock options are contingent on the participants’ continued employment or provision of non-employee services and are subject to forfeiture if employment or continued service terminates for any reason. The initial stock option grant to an employee, director or consultant vests 25% on the first 12-month anniversary of the grant date and vests 1/48th monthly thereafter until fully vested at the end of 48 months. Subsequent stock option grants vest 1/48th monthly until fully vested at the end of 48 months. The term of common stock option grants is ten years unless terminated earlier as described above.
Equity-based compensation expense is classified in the statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research and development expense	$43	$40	$129	$119
General and administrative expense	319	127	975	388
	$362	$167	$1,104	$507

Unamortized equity-based compensation expense at September 30, 2017 was $2,352, which is expected to be amortized over a weighted-average period of 2.5 years.
The Company utilizes the Black-Scholes option-pricing model to determine the fair value of common stock option grants. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model also requires the input of highly subjective assumptions. In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Nine Months Ended September 30,
	2017	2016
Expected term	5.3 to 6.5 years	5.0 to 6.9 years
Risk-free interest rate	1.97% to 2.17%; weighted avg. 2.07%	1.01% to 1.41%; weighted avg. 1.26%
Expected volatility	80.8% to 83.1%; weighted avg. 81.0%	79.9% to 82.4%; weighted avg. 80.9%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%

The expected term is based upon the “simplified method” as described in Staff Accounting Bulletin Topic 14.D.2. Currently, the Company does not have sufficient experience to provide a reasonable estimate of an expected term of its common stock options. The Company will continue to use the “simplified method” until there is sufficient experience to provide a more reasonable estimate in conformance with ASC 718-10-30-25 through 30-26. The risk-free interest rate assumptions were based on the U.S. Treasury bond rate appropriate for the expected term in effect at the time of grant. The expected volatility is based on calculated enterprise value volatilities for publicly traded companies in the same industry and general stage of development. The estimated forfeiture rates were based on historical experience for similar classes of employees. The dividend yield was based on expected dividends at the time of grant.
The fair value of the underlying common stock and the exercise price for the common stock options granted during the nine months ended September 30, 2017 and 2016 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Nine months ended September 30, 2017	$4.21	$4.21
Nine months ended September 30, 2016	$1.91 to $2,12; weighted avg. $1.98	$1.91 to $2,12; weighted avg. $1.98

The Company’s common stock has not yet been publicly traded, therefore the Company estimates the fair value of its common stock underlying its common stock options. The grant date fair value of the Company’s common stock has been determined by the Board exercising their judgment in the consideration of a variety of factors. For financial reporting purposes, the Company has periodically estimated the per share fair value of Exicure OpCo’s common stock at various dates using valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation (Practice Aid). At September 30, 2017, for financial reporting purposes and principally to aid Exicure in the revaluation of certain common stock option awards to non-employees and certain warrant liabilities, Exicure estimated the per share fair value of its common stock to be $3.00, which is the per share price paid by outside investors in the Offering on September 26, 2017.
The weighted-average grant date fair value of common stock options granted in the nine months ended September 30, 2017 and 2016 was $2.92 and $1.53 per common stock option, respectively.
A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2016	3,089,352	$1.25	8.2	$9,143
Granted	657,843	4.21
Exercised	(58,440)	0.75
Forfeited	(10,396)	1.00
Outstanding - September 30, 2017	3,678,359	$1.79	7.8	$5,257
Exercisable - September 30, 2017	2,131,730	$1.37	7.4	$3,704
Vested and Expected to Vest - September 30, 2017	3,595,855	$1.77	7.7	$5,195

The aggregate intrinsic value of common stock options exercised during the nine months ended September 30, 2017 and 2016 was $202 and $48, respectively.

Equity-Based Compensation
Prior to October 6, 2015, the Company had granted common unit options to employees, directors, and consultants under the terms of the Equity Incentive Plan which was adopted on September 1, 2011 and subsequently amended and restated on June 13, 2014 (the 2014 Plan). In connection with the corporate conversion (see Note 1), each outstanding common unit option became an option to purchase one share of Exicure, Inc. common stock. On October 6, 2015, the Board of Directors adopted the Exicure, Inc. 2015 Equity Incentive Plan (the 2015 Plan), subject to approval by the Company’s stockholders. Such stockholders approval was received on October 13, 2015. The 2015 Plan replaced the 2014 Plan and all outstanding options as of October 13, 2015 became subject to the terms of the 2015 Plan.
The aggregate number of shares of common stock available for awards granted under the 2015 Plan is 9,806,006. As of the first day of each calendar year beginning on or after January 1, 2017, the number of shares available for all awards under the 2015 Plan, other than incentive stock options, will automatically increase by 4% of the number of shares that are issued and outstanding as of that date, unless the compensation committee approves an increase of a lesser percentage. The aggregate number of common stock options available for grant under the 2015 Plan was 3,318,400 as of December 31, 2016.
The common stock options are contingent on the participants’ continued employment or provision of non-employee services and are subject to forfeiture if employment or continued service terminates for any reason. The initial stock option grant to an employee, director or consultant vests 25% on the first 12-month anniversary of the grant date and vests 1/48th monthly thereafter until fully vested at the end of 48 months. Subsequent stock option grants vest 1/48th monthly until fully vested at the end of 48 months. The term of common stock option grants is ten years unless terminated earlier as described above.
Equity-based compensation expense is classified in the statements of operations as follows:

	Year Ended December 31,
	2016	2015
Research and development expense	$160	$68
General and administrative expense	522	302
	$682	$370

Unamortized equity-based compensation expense at December 31, 2016 was $1,630, which is expected to be amortized over a weighted-average period of 2.6 years.
The Company utilizes the Black-Scholes option-pricing model to determine the fair value of common stock option grants. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model also requires the input of highly subjective assumptions. In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Years Ended December 31,
	2016	2015
Expected term	5.0 to 7.0 years	5.2 to 7.0 years
Risk-free interest rate	1.01% to 2.24%; weighted avg. 1.58%	1.59% to 2.08%; weighted avg. 1.73%
Expected volatility	79.2% to 83.6%; weighted avg. 79.9%	78.9% to 85.4%; weighted avg. 82.2%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%

The expected term is based upon the “simplified method” as described in Staff Accounting Bulletin Topic 14.D.2. Currently, the Company does not have sufficient experience to provide a reasonable estimate of an expected term of its common stock options. The Company will continue to use the “simplified method” until there is sufficient experience to provide a more reasonable estimate in conformance with ASC 718-10-30-25 through 30-26. The risk-free interest rate assumptions were based on the U.S. Treasury bond rate appropriate for the expected term in effect at the time of grant. The expected volatility is based on calculated enterprise value volatilities for publicly traded companies in the same industry and general stage of development. The estimated forfeiture rates were based on historical experience for similar classes of employees. The dividend yield was based on expected dividends at the time of grant.
The fair value of the underlying common stock and the exercise price for the common stock options granted during the years ended December 31, 2016 and 2015 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Year ended December 31, 2016	$0.95 to $1.20; weighted avg. $1.14	$0.95 to $1.20; weighted avg. $1.14
Year ended December 31, 2015	$0.51 to $0.98; weighted avg. $0.69	$0.51 to $0.98; weighted avg. $0.69

The Company’s common stock has not yet been publicly traded, therefore the Company estimates the fair value of its common stock underlying its common stock options. The grant date fair value of the Company’s common stock has been determined by the Board exercising their judgment in the consideration of a variety of factors. For financial reporting purposes, the Company has periodically estimated the per share fair value of its common stock at various dates using valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation (Practice Aid).
The weighted-average grant date fair value of common stock options granted in the years ended December 31, 2016 and 2015 was $0.90 and $0.53 per common stock option, respectively.
On October 3, 2014, the Board took action by way of unanimous written consent to modify the strike price on all outstanding common unit options to $0.32 (the Modification). The Board determined that for all periods wherein common unit option had been granted, the fair value of the Company’s common units was equal to or less than $0.32 per common unit. No other terms of the repriced common unit options were modified and these repriced common unit options continued to vest according to their original vesting schedules and retained their original expiration dates.
All outstanding common unit options were revalued as of October 3, 2014 (the Modification Date) based on valuation assumptions reflecting current facts and circumstances then existing. The Modification affected grants to twenty participants comprising all current employees and board members and to seven non-employee advisors. For all common unit options, the Company calculated the incremental fair value attributable to the Modification by calculating the fair value of all outstanding awards immediately before and immediately after the Modification under the valuation assumptions existing as of the Modification Date. For all vested options, the incremental fair value of $16 calculated thereby was recognized as expense immediately. For all unvested options, the incremental fair value of $90 as calculated thereby will be recognized as expense over the remaining service period of each awardee.
A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2014	2,954,418	$0.32
Granted	3,941,134	0.76
Exercised	(166,875)	0.32
Forfeited	(200,625)	0.35
Outstanding - December 31, 2015	6,528,052	$0.59	9.1	$2,310
Granted	175,000	1.14
Exercised	(98,283)	0.33
Forfeited	(382,321)	0.33
Outstanding - December 31, 2016	6,222,448	$0.62	8.2	$9,143
Exercisable - December 31, 2016	2,956,455	$0.51	7.8	$4,683
Vested and Expected to Vest - December 31, 2016	6,025,583	$0.61	8.1	$8,888

The aggregate intrinsic value of common stock options exercised during the years ended December 31, 2016 and 2015 was $63 and $36, respectively.